Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (433)		$ (549)
Comprehensive profit (loss)	$ (433)		$ (549)